INVESTMENTS IN AFFILIATED COMPANIES (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Noncurrent Assets [Member]
Equity Method Investment Summarized Financial Information Other Intangibles and Goodwill	$ 370,937	$ 126,610